Fair Value (Tables)	12 Months Ended
Mar. 31, 2022
Measured at fair value on a recurring basis [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
Assets and liabilities measured at fair value on a recurring basis as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
As of March 31, 2021	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥43,782	¥—	¥43,782
Interest rate instruments	—	60,367	—	60,367
Other	—	—	4,829	4,829

Total	—	104,149	4,829	108,978

Debt securities	26,570	36,439	5,314	68,323
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	10,134	—	10,134
Equity securities	234,155	—	110,050	344,205

Total	¥260,725	¥150,722	¥120,193	¥531,640

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥17,343	¥—	¥17,343
Interest rate instruments	—	64,913	—	64,913

Total	—	82,256	—	82,256

Total	¥—	¥82,256	¥—	¥82,256

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2021.

	Yen (millions)
As of March 31, 2022	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥15,674	¥—	¥15,674
Interest rate instruments	—	114,016	—	114,016
Other	—	—	4,648	4,648

Total	—	129,690	4,648	134,338

Debt securities	42,837	54,641	4,773	102,251
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	19,984	—	19,984
Equity securities	335,745	—	133,038	468,783

Total	¥378,582	¥204,315	¥142,459	¥725,356

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥66,644	¥—	¥66,644
Interest rate instruments	—	83,669	—	83,669

Othe r	—	1,629	—	1,629
Total	—	151,942	—	151,942

Total	¥—	¥151,942	¥—	¥151,942

Measured at fair value on a recurring basis [member] | Level 3 [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2021 and 2022 are as follows:

	Yen (millions)
For the year ended March 31, 2021	Derivatives	Debt securities	Equity securities
Balance as of April 1, 2020	¥—	¥5,224	¥99,508

Total gains or losses:
Profit or loss	4,665	(43)	—
Other comprehensive income	—	—	3,748
Purchases	—	—	7,701
Sales	—	—	(1,243)
Exchange differences on translating foreign operations	164	133	336

Balance as of March 31, 2021	¥4,829	¥5,314	¥110,050

Unrealized gains or losses included in profit or loss on assets held at March 31, 2021	¥4,665	¥(43)	¥—

	Yen (millions)
For the year ended March 31, 2022	Derivatives	Debt securities	Equity securities
Balance as of April 1, 2021	¥4,829	¥5,314	¥110,050

Total gains or losses:
Profit or loss	(674)	112	—
Other comprehensive income	—	—	17,973
Purchases	—	—	7,075
Sales	—	(1,124)	(1,487)
Transfer to level 1 due to listing	—	—	(1,158)
Exchange differences on translating foreign operations	493	471	585

Balance as of March 31, 2022	¥4,648	¥4,773	¥133,038

Unrealized gains or losses included in profit or loss on assets held at March 31, 2022	¥(674)	¥112	¥—

Explanatory notes:

1.	Gains or losses included in profit or loss for the years ended March 31, 2021 and 2022 are included in other, net in finance income and finance costs in the consolidated statements of income.
2.
Gains or losses on equity securities included in other comprehensive income for the years ended March 31, 2021 and 2022 are included in net changes in revaluation of financial assets measured at fair value through other comprehensive income under items that
will not be reclassified to profit or loss in the consolidated statements of comprehensive income.

At cost [member]
Statement [LineItems]
Financial Assets and Financial Liabilities
The carrying amounts and fair values of financial assets and financial liabilities measured at amortized cost as of March 31, 2021 and 2022 are as follows:

	Yen (millions)
	2021		2022
	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from financial services	¥5,414,550	¥5,488,065	¥5,434,496	¥5,374,754
Debt securities	173,302	173,302	79,176	79,176
Financing liabilities	7,720,985	7,809,379	8,102,556	7,984,057